Note 9 - Deferred Share Units	3 Months Ended
Feb. 28, 2014
Deferred Compensation Arrangements Disclosure [Abstract]
Deferred Compensation Arrangements Disclosure [Text Block]
9.	Deferred share units

Effective May 28, 2010, the Company’s shareholders approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its non-management directors and reserved a maximum of 110,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the Toronto Stock Exchange.

Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the three months ended February 28, 2014, one non-management board member elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at February 28, 2014, 45,365 DSUs are outstanding and 64,635 DSUs are available for grant under the DSU Plan.

	For the three months ended
	February 28, 2014		February 28, 2013
	$	shares	$	shares

Additional paid in capital	9,181	2,325	9,813	4,609
Accrued liability	3,883	989	9,621	5,131